Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets [Abstract]
to be recovered after more than 12 months	¥ 63	¥ 29
to be recovered within 12 months	494	454
Total deferred tax assets	557	483
Set-off of deferred tax assets pursuant to set-off provisions	(59)	(61)
Net deferred tax assets	498	422
Deferred tax liabilities [Abstract]
to be recovered after more than 12 months	365	113
to be recovered within 12 months	198	146
Total deferred tax liabilities	563	259
Set-off of deferred tax liabilities pursuant to set-off provisions	(59)	(61)
Net deferred tax liabilities	¥ 504	¥ 198